SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York 10017

Tel:	(212) 455-2000
Fax:	(212) 455-2502

November 27, 2013

Re:	The Asia Tigers Fund, Inc.

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of The Asia Tigers Fund, Inc. (the “Fund”), pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, please find a Schedule 14A containing a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to stockholders of the Fund in connection with a Special Meeting of Stockholders to be held on February 3, 2014 (the “Special Meeting”). The Fund expects to send definitive proxy materials to stockholders on or about December 17, 2013.

At the Special Meeting, stockholders of the Fund will be asked to vote on a proposal to eliminate the fundamental policy governing the Fund’s semi-annual repurchase offers. The Fund may also transact such other business as may be presented at the Special Meeting or any adjournments or postponements thereof.

Any questions or communications regarding this filing should be directed to Sarah E. Cogan (scogan@stblaw.com or 212-455-3575) or Allison Wilson (awilson@stblaw.com or 212-455-2423).

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP